Shareholders’ equity - Classes of Share Capital (Details)	12 Months Ended
	Dec. 31, 2024 CHF (SFr) vote SFr / shares shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2022 CHF (SFr) shares	Feb. 11, 2025 CHF (SFr)	Aug. 31, 2022 SFr / shares	Dec. 31, 2021 CHF (SFr) shares
Disclosure of classes of share capital [line items]
Equity	SFr 141,637,000	SFr 176,429,000	SFr 235,166,000			SFr 107,289,000
Number of shares outstanding (in shares) | shares	40,363,095	36,354,297	36,044,706			32,292,648
Par value per share (in CHF per share) | SFr / shares	SFr 0.10				SFr 0.10
Proceeds from exercise of options	SFr 40,000	SFr 31,000	SFr 250,000
Common shares
Disclosure of classes of share capital [line items]
Equity	SFr 3,999,729
Number of shares outstanding (in shares) | shares	39,997,285
Number of votes per share | vote	1
Conditional share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	365,810
Authorized share capital, employee participation	SFr 363,419	400,000
Number of shares authorized, employee participation (in shares) | shares	3,634,190
Authorized share capital, financing transactions	SFr 226,087
Number of shares authorized, financing transactions (in shares) | shares	2,260,870
Minimum
Disclosure of classes of share capital [line items]
Capital range limit	SFr 3,635,429.7
Minimum | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Capital range limit				SFr 5,489,726
Maximum
Disclosure of classes of share capital [line items]
Capital range limit	5,453,144.55
Maximum | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Capital range limit				SFr 3,672,011
PSU, RSU and options
Disclosure of classes of share capital [line items]
Proceeds from exercise of options	36,581	30,959	269,552
Share capital
Disclosure of classes of share capital [line items]
Equity	SFr 4,036,310	SFr 3,635,000	SFr 3,604,000			SFr 3,229,000
Number of shares outstanding (in shares) | shares	40,363,095